Cash and cash equivalents	6 Months Ended
Jun. 30, 2024
Cash and cash equivalents
Cash and cash equivalents
5.	Cash and cash equivalents

	As of	As of
	December 31,	June 30,
	2023	2024
	RMB’000	RMB’000
Cash at bank	432,892	177,121
Deposits held at licensed payment platforms	3,350	2,478
Total	436,242	179,599

As at June 30, 2024, cash and cash equivalents located in mainland China amounted to RMB178.9 million (December 31, 2023: RMB400.1 million). Remittance of funds out of mainland China is subject to relevant rules and regulations of foreign exchange control.

As at June 30, 2024, RMB13.7 million of cash at bank was held in accounts where the usage is restricted to certain business purposes (December 31, 2023: RMB 16.9 million).